Fair Value of Financial Instruments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 100,709,015	$ 85,684,081
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,280,666	2,052,277
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,588,074	2,867,162
HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	34,496,172	28,511,760
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	61,344,103	52,252,882
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	39,364,912	33,431,199
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,280,666	2,052,277
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,588,074	2,867,162
Fair Value, Inputs, Level 1, Level 2, and Level 3 | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	34,496,172	28,511,760
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	39,364,912	33,431,199
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,280,666	2,052,277
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,588,074	2,867,162
Level 1 | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	34,496,172	28,511,760
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
NAV | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 61,344,103	$ 52,252,882